Share-based Payments and Non-Convertible Equity Certificates	12 Months Ended
Mar. 31, 2022
Share-Based Payments [Abstract]
Share-based Payments and Non-Convertible Equity Certificates	Share-based Payments and Non-Convertible Equity Certificates
Share Based payments and Non-convertible Equity Certificates settled with IPO
Management Equity Plan
March 31, 2020
The first level management ("Executive Committee") and selected first and second level management ("Senior Management") of the Group were offered to participate in management share plans, allowing the members of these plans to invest in the equity of the Group. The Executive Committee were offered to invest into Global Blue Management and Co S.C.A. The senior managers were offered to invest through the Global Blue Equity Plan Employee Trust (‘the Trust’). Under both plans, the price paid for the shares equaled the grant date fair value of the share. The managers’ share plans were fully vested and were cash-settled share-based payment arrangements in the scope of IFRS 2 "Share-based payment" due to the terms and conditions of the plan.
March 31, 2021
As of August 28, 2020, as part of the Group capital reorganization and merger with FPAC, the Management Equity Plan (MEP) ceased to exist. The movement in the share-based payment liability during the period is reflected below:

(EUR thousand)
SBP	2021
Opening balance as of April 1	7,396
Valuation up to August 27	974
SBP value as of August 27	8,370
Expense recognized in the profit and loss upon capital reorganization	58,744
SBP value as of August 28	67,114
Cash settlements upon reorganization	(29,333)
Conversion upon reorganization of remaining SBP liability to equity at FV	(37,781)
Closing balance as of March 31, 2021	—
NC-PECs
The NC-PECs were part of the management investment and incentive plan put in place during the 2012 Leveraged Buy-Out (“LBO”).
As of August 28, 2020, as part of the Group capital reorganization and merger with FPAC, the NC-PECs ceased to exist. The NC-PECs were liability classified as they were cash-settled. Prior to conversion into shares of the Company during the IPO, the NC-PEC’s were revalued according to IFRS 2 as at the conversion date and reclassified in equity upon conversion from a cash-settled plan to an equity-settled plan.
The movement in the NC-PECs liability is reflected below:

(EUR thousand)	For the financial year ended March 31
NC-PECs	2021	2020
Nominal value including accrued interest on NC-PECs issued at the beginning of the year	1,920	1,750
Mark-to-market fair value charge	(138)	—
Accrued interests on NC-PECs	79	(5)
Transfer to equity	(1,861)	—
Reclassifications	—	175
Total value of NC-PECs direct investment	—	1,920
Value at the beginning of the year	2,971	2,744
Accrued interest	120	227
Derecognition of residual amount to profit and loss	(101)	—
Transfer to equity	(2,990)	—
Reclassifications	—	—
Interest bearing obligations towards senior management of Global Blue Group	—	2,971
Total value of NC-PECs including accrued interest	—	4,891

(Thousand of units)	For the financial year ended March 31
NC-PECs	2021	2020
NC-PECs issued at the beginning of the year	927	927
Issuance of NC-PECs	—	—
Transfer of NC-PECs to equity	(927)	—
Number of NC-PECs issued	—	927
Share-based payment plans in place
As part of Global Blue’s Management Incentive Plan (“MIP”) the board has decided to issue a series of equity grants in the form of Global Blue share options (SOP) and Global Blue restricted shares (RSA).
Participation in these plans is at the board’s discretion and subject to the consent of the individual receiving the grant.
Equity settled share options - SOP
Holders of share options once vested are granted the right to purchase the Company’s shares at the exercise price.
On June 25, 2019, 0.5 million share options with an exercise price of US$10.59, were granted to employees of the Group, 50 percent with the vesting date June 24, 2022 and 50 percent with the vesting date June 24, 2024.
On November 12, 2020, a total of 8.0 million share options were granted to employees of the Group. Four tranches of options vesting on four respective vesting dates have been granted. Within each respective tranche, there are a further four tranches of options with four different exercise prices, as below:

Share options granted (thousands)	Mar 5, 2022	Sep 5, 2022	Sep 5, 2023	Sep 5, 2024	Total
US$8.50	971	324	647	647	2,589
US$10.50	822	274	548	548	2,192
US$12.50	673	224	448	448	1,793
US$14.50	523	175	349	349	1,396
Total	2,989	997	1,992	1,992	7,970
The vesting date of the share options granted has been changed based on BoD approval. The change had no significant impact on calculation and the costs recognized in the income statement. The table above represents the current vesting dates.
The following table shows the SOPs granted and outstanding at the beginning and end of the reporting period:

	For the financial year ended March 31
	2022		2021
	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)
As of April 1	10.98	8,457	—	—
Granted during the year	—	—	10.98	8,457
Forfeited during the year	10.98	(477)	—	—
As of March 31	10.98	7,980	10.98	8,457
Vested and exercisable of March 31	11.00	2,925	—	—
No options expired during the periods presented above.
Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Share options outstanding (thousands)			For the financial year ended March 31
Grant date	Expiry date	Exercise price (USD)	2022	2021
June 25, 2019	June 23, 2027	10.59	461	487
November 12, 2020	August 15, 2026	8.50	2,443	2,589
November 12, 2020	August 15, 2026	10.50	2,068	2,192
November 12, 2020	August 15, 2026	12.50	1,692	1,793
November 12, 2020	August 15, 2026	14.50	1,316	1,396
Total			7,980	8,457
Weighted average remaining contractual life of options outstanding at the end of the period			4.4 years	5.4 years

The fair value was calculated using a binomial option pricing model. The model inputs were:

	2019 SOP	2020 SOP
Fair value at grant date (USD)	1.03	0.57	0.20	0.06	0.01
Share price at grant date (USD)	10.59	10.34	10.34	10.34	10.34
Exercise price (USD)	10.59	8.50	10.50	12.50	14.50
Expected volatility	25%	50%	50%	50%	50%
Risk free interest rate	1.91%	0.50%	0.50%	0.50%	0.50%
Due to the limited history of the company’s publicly traded shares, the volatility for all plans was calculated based on the historical share price volatility of a peer group which consists of similar publicly traded companies. This list of peers was selected from the peer group which was jointly defined by FPAC management and Global Blue management for the purpose of business valuation prior to the business reorganization
Equity settled restricted share grants - RSA
Under this plan, participants are granted Company’s ordinary shares if they remain in the employment of the Group, and certain market and non-market conditions are met:
•service condition: the employee remain in the employment of the Group
•market performance conditions: increase of the absolute total shareholder return and benchmarking the total shareholder return to the MSCI ASWI index
•non-market performance condition: measured by adjusted net income compound annual growth rate (CAGR) .
The shares are issued at the grant date and held as treasury shares until the vesting.
The following table shows the RSAs granted and outstanding at the beginning and end of the reporting period:

Number of shares (thousands)	For the financial year ended March 31
	2022	2021
As of April 1	475	—
Granted during the year	1,426	475
Vested during the year	(93)	—
Forfeited during the year	(134)	—
As of March 31	1,674	475
Weighted average fair value (USD)	6.62	8.65
The estimated fair value is calculated based on the share price as at grant date, adjusted using the probability of achievement of the market-based performance conditions. The estimated fair value is based on the assumption that the service condition and non-market performance condition will be fully met. The model inputs were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair value.

Grant date	Nov 12, 2020	Nov 12, 2020	Nov 12, 2020	Oct 12, 2021	Oct 12, 2021	Oct 12, 2021	Oct 12, 2021	Oct 12, 2021	Oct 12, 2021
Vesting date	Sep 5, 2022	Sep 5, 2023	Sep 5, 2024	Sep 5, 2022	Sep 5, 2023	Sep 5, 2024	Sep 5, 2025	Sep 5, 2022	Sep 5, 2023
Share price at grant date (USD)	10.34	10.34	10.34	6.60	6.60	6.60	6.60	6.60	6.60
Risk free interest rate	0.16%	0.22%	0.30%	0.10%	0.21%	0.40%	0.62%	0.10%	0.21%
Fair value per share (USD)	8.65	8.65	8.65	5.48	5.48	5.48	5.48	6.60	6.60
Expenses amounting to EUR4.5 million (EUR1.2 million for the financial year ended March 31, 2021) related to the above-mentioned plans, were recorded during the period with a corresponding increase in equity. All of these plans are equity settled in accordance with IFRS 2.